Inventories (Schedule of Short-term and Long-term Inventories) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current inventory:
Finished goods	$ 2,302,443	$ 1,900,624
Work in process	96,174	109,247
Billets	2,232,736	1,791,802
Raw materials and supplies	2,817,090	2,760,319
Materials, spare parts and rollers	1,233,282	1,146,705
Materials in transit	391,874	534,516
Current Inventories, net	9,073,599	8,243,213
Coke	952,690	747,300
Spare parts	72,139	68,587
Rollers	185,498	144,486
Finished godos	353,095	353,095
Long-term inventories, gross	1,563,422	1,313,468
Less, valuation allowance at the lower of cost or net realizable value	(353,095)	(353,095)
Non-current inventories, net	$ 1,210,327	$ 960,373